Convergence Long/Short Equity ETF
Schedule of Investments
August 31, 2025 (Unaudited)

COMMON STOCKS - 113.8%	Shares		Value
Administrative and Support Services - 3.7%
ADT, Inc. (a)	97,049		$845,297
Allegion PLC (a)	6,242		1,059,892
Booking Holdings, Inc. (a)	251		1,405,362
Bread Financial Holdings, Inc. (a)	27,736		1,835,846
Expedia Group, Inc. (a)	4,453		956,504
Mastercard, Inc. - Class A	1,329		791,140
Uber Technologies, Inc. (a)(b)	5,607		525,656
			7,419,697

Air Transportation - 1.2%
Delta Air Lines, Inc. (a)	15,751		973,097
United Airlines Holdings, Inc. (a)(b)	14,034		1,473,570
			2,446,667

Animal Production and Aquaculture - 0.6%
Cal-Maine Foods, Inc.	11,166		1,291,236

Apparel Manufacturing - 0.7%
Cintas Corp. (a)	2,840		596,485
Deckers Outdoor Corp. (a)(b)	2,369		283,404
Ralph Lauren Corp. (a)	1,531		454,600
			1,334,489

Beverage and Tobacco Product Manufacturing - 1.1%
Altria Group, Inc. (a)	20,014		1,345,141
Philip Morris International, Inc. (a)	5,593		934,758
			2,279,899

Broadcasting and Content Providers - 1.4%
Netflix, Inc. (a)(b)	1,226		1,481,315
Roku, Inc. (a)(b)	13,002		1,255,473
			2,736,788

Chemical Manufacturing - 6.3%
AbbVie, Inc. (a)	6,858		1,442,923
Alnylam Pharmaceuticals, Inc. (a)(b)	978		436,687
Bristol-Myers Squibb Co. (a)	28,684		1,353,311
Catalyst Pharmaceuticals, Inc. (a)(b)	34,525		710,870
CF Industries Holdings, Inc. (a)	8,098		701,530
Colgate-Palmolive Co. (a)	12,838		1,079,291
Gilead Sciences, Inc. (a)	11,525		1,301,979
Halozyme Therapeutics, Inc. (a)(b)	29,886		2,186,161
Incyte Corp. (a)(b)	9,532		806,503
Mosaic Co. (a)	18,978		633,865
PTC Therapeutics, Inc. (a)(b)	26,659		1,315,088
Regeneron Pharmaceuticals, Inc. (a)	1,027		596,379
			12,564,587

Clothing, Clothing Accessories, Shoe, and Jewelry Retailers - 1.6%
American Eagle Outfitters, Inc. (a)	246,641		3,191,535

Computer and Electronic Product Manufacturing - 19.8%
Amphenol Corp. - Class A (a)	21,718		2,364,221
Analog Devices, Inc. (a)	13,818		3,472,602
Apple, Inc.	15,093		3,503,689
Arista Networks, Inc. (a)(b)	11,013		1,503,825
Bloom Energy Corp. - Class A (a)(b)	36,659		1,940,727
Broadcom, Inc. (a)	14,634		4,352,005
Credo Technology Group Holding Ltd. (a)(b)	21,724		2,673,247
Flex Ltd. (a)(b)	70,373		3,773,400
International Business Machines Corp. (a)	10,932		2,661,833
Jabil, Inc. (a)	4,014		822,188
Lam Research Corp. (a)	46,954		4,702,443
NVIDIA Corp. (a)	44,550		7,759,719
			39,529,899

Computing Infrastructure Providers, Data Processing, Web Hosting, and Related Services - 2.3%
Airbnb, Inc. - Class A (a)(b)	3,607		470,822
Automatic Data Processing, Inc. (a)	1,782		541,817
Global Payments, Inc.	8,910		791,386
Kyndryl Holdings, Inc. (a)(b)	89,404		2,842,153
			4,646,178

Construction of Buildings - 1.0%
NVR, Inc. (a)(b)	85		690,000
Tutor Perini Corp. (a)(b)	20,866		1,229,842
			1,919,842

Credit Intermediation and Related Activities - 7.1%
Bank of America Corp. (a)	34,829		1,767,223
Bank of New York Mellon Corp. (a)	22,029		2,326,262
Citigroup, Inc. (a)	14,465		1,396,885
Enterprise Financial Services Corp. (a)	16,030		981,677
Huntington Bancshares, Inc. (a)	69,700		1,241,357
JPMorgan Chase & Co. (a)	4,680		1,410,646
Synchrony Financial (a)	24,155		1,843,993
Trustmark Corp. (a)	10,214		411,318
Wells Fargo & Co. (a)	16,981		1,395,499
Zions Bancorp NA (a)	22,636		1,313,114
			14,087,974

Educational Services - 0.1%
Stride, Inc. (a)(b)	1,493		243,643

Electrical Equipment, Appliance, and Component Manufacturing - 0.6%
AZZ, Inc. (a)	10,021		1,131,271

Food Manufacturing - 0.7%
Archer-Daniels-Midland Co. (a)	22,196		1,390,357

Funds, Trusts, and Other Financial Vehicles - 0.9%
SEI Investments Co. (a)	20,818		1,837,813

General Merchandise Retailers - 1.0%
Walmart, Inc. (a)	20,019		1,941,443

Heavy and Civil Engineering Construction - 3.3%
Granite Construction, Inc. (a)	9,996		1,077,069
MasTec, Inc. (a)(b)	6,215		1,129,203
MYR Group, Inc. (a)(b)	5,768		1,080,173
Primoris Services Corp. (a)	18,406		2,182,031
Sterling Infrastructure, Inc. (a)(b)	3,916		1,090,724
			6,559,200

Insurance Carriers and Related Activities - 3.8%
Arch Capital Group Ltd. (a)	10,142		928,297
Chubb Ltd. (a)	2,990		822,459
Cigna Group	2,036		612,571
Frontdoor, Inc. (b)	14,351		871,823
Humana, Inc. (a)	4,410		1,339,141
MetLife, Inc. (a)	11,315		920,589
Travelers Cos., Inc. (a)	4,246		1,152,832
W R Berkley Corp. (a)	13,986		1,002,656
			7,650,368

Leather and Allied Product Manufacturing - 0.3%
Tapestry, Inc.	5,180		527,428

Machinery Manufacturing - 2.2%
Coherent Corp. (a)(b)	8,018		725,388
KLA Corp. (a)	4,275		3,727,800
			4,453,188

Management of Companies and Enterprises - 0.5%
Cushman & Wakefield PLC (a)(b)	67,435		1,063,450

Merchant Wholesalers, Durable Goods - 0.5%
TD SYNNEX Corp. (a)	6,123		906,633

Merchant Wholesalers, Nondurable Goods - 3.4%
Amneal Pharmaceuticals, Inc. (a)(b)	88,902		849,903
Cardinal Health, Inc. (a)	13,359		1,987,552
Cencora, Inc. (a)	4,544		1,325,076
HF Sinclair Corp. (a)	25,370		1,290,826
McKesson Corp. (a)	1,868		1,282,643
			6,736,000

Mining (except Oil and Gas) - 1.1%
Freeport-McMoRan, Inc. (a)	20,494		909,933
Newmont Corp. (a)	17,554		1,306,018
			2,215,951

Miscellaneous Manufacturing - 2.0%
Envista Holdings Corp. (a)(b)	27,620		584,991
Johnson & Johnson (a)	11,605		2,056,058
ResMed, Inc. (a)	5,286		1,451,060
			4,092,109

Motor Vehicle and Parts Dealers - 1.7%
Carvana Co. (a)(b)	3,623		1,347,466
Lithia Motors, Inc. (a)	5,926		1,995,166
			3,342,632

Nonmetallic Mineral Product Manufacturing - 1.0%
Corning, Inc. (a)	17,865		1,197,491
O-I Glass, Inc. (a)(b)	64,448		837,179
			2,034,670

Oil and Gas Extraction - 1.2%
APA Corp. (a)	55,238		1,282,626
EQT Corp. (a)	21,885		1,134,519
			2,417,145

Petroleum and Coal Products Manufacturing - 1.1%
Marathon Petroleum Corp. (a)	5,459		981,037
Valero Energy Corp. (a)	8,277		1,258,187
			2,239,224

Primary Metal Manufacturing - 1.3%
Alcoa Corp. (a)	19,546		629,186
Century Aluminum Co. (a)(b)	30,900		689,997
Howmet Aerospace, Inc. (a)	6,832		1,189,451
			2,508,634

Professional, Scientific, and Technical Services - 14.5%
Alphabet, Inc. - Class A (a)	42,816		9,115,955
Alphabet, Inc. - Class C (a)	13,642		2,912,976
AppLovin Corp. - Class A (a)(b)	7,170		3,431,490
Doximity, Inc. - Class A (a)(b)	4,076		276,923
F5, Inc. (a)(b)	7,838		2,454,391
Genpact Ltd. (a)	20,202		915,959
GoDaddy, Inc. - Class A (a)(b)	15,699		2,328,319
Maximus, Inc. (a)	6,167		542,203
Pegasystems, Inc. (a)	49,639		2,690,930
VeriSign, Inc. (a)	12,877		3,520,185
Zoom Communications, Inc. - Class A (a)(b)	8,211		668,540
			28,857,871

Publishing Industries - 6.8%
Adobe, Inc. (b)	7,264		2,591,069
Dropbox, Inc. - Class A (a)(b)	45,603		1,325,223
Hewlett Packard Enterprise Co. (a)	64,305		1,451,364
Microsoft Corp.	7,239		3,667,929
NEXTracker, Inc. - Class A (a)(b)	10,299		692,711
Palantir Technologies, Inc. - Class A (a)(b)	12,201		1,912,018
Toast, Inc. - Class A (a)(b)	41,148		1,855,775
			13,496,089

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 3.6%
Charles Schwab Corp. (a)	18,087		1,733,458
Federated Hermes, Inc. (a)	32,853		1,744,494
Interactive Brokers Group, Inc. - Class A (a)	29,630		1,844,171
Invesco Ltd. (a)	48,548		1,062,716
Robinhood Markets, Inc. - Class A (a)(b)	8,587		893,306
			7,278,145

Specialty Trade Contractors - 0.3%
Installed Building Products, Inc. (a)	2,009		525,996

Sporting Goods, Hobby, Musical Instrument, Book, and Miscellaneous Retailers - 3.3%
Amazon.com, Inc. (a)(b)	16,669		3,817,201
eBay, Inc. (a)	31,609		2,864,091
			6,681,292

Support Activities for Mining - 0.2%
MP Materials Corp. (a)(b)	3,514		249,986
Ovintiv, Inc. (a)	3,620		152,474
			402,460

Telecommunications - 1.2%
AT&T, Inc. (a)	80,981		2,371,933

Transportation Equipment Manufacturing - 4.0%
BorgWarner, Inc. (a)	43,264		1,849,969
Garrett Motion, Inc. (a)	57,522		747,211
General Dynamics Corp. (a)	3,889		1,262,253
General Motors Co. (a)	24,685		1,446,294
Oshkosh Corp. (a)	8,476		1,181,300
REV Group, Inc. (a)	20,981		1,116,399
Visteon Corp. (a)	3,662		453,941
			8,057,367

Utilities - 3.3%
AES Corp. (a)	81,060		1,097,553
Cheniere Energy, Inc. (a)	4,770		1,153,481
Edison International (a)	10,831		607,944
Exelon Corp. (a)	23,388		1,021,588
NRG Energy, Inc. (a)	7,507		1,092,719
UGI Corp. (a)	31,077		1,076,507
Vistra Corp. (a)	2,770		523,835
			6,573,627

Water Transportation - 0.4%
Carnival Corp. (a)(b)	28,316		902,997

Web Search Portals, Libraries, Archives, and Other Information Services - 2.7%
Meta Platforms, Inc. - Class A (a)	7,231		5,341,540
TOTAL COMMON STOCKS (Cost $198,277,757)			227,229,267

REAL ESTATE INVESTMENT TRUSTS - COMMON - 2.9%	Shares		Value
Real Estate - 2.9%
American Healthcare REIT, Inc. (a)	15,546		665,214
CoreCivic, Inc. (a)(b)	32,661		662,365
Digital Realty Trust, Inc. (a)	4,547		762,259
EPR Properties (a)	13,439		729,066
Lamar Advertising Co. - Class A (a)	5,845		743,776
Rayonier, Inc. (a)	15,079		396,276
Sabra Health Care REIT, Inc. (a)	43,948		839,846
VICI Properties, Inc. (a)	25,891		874,598
			5,673,400
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $5,395,880)			5,673,400

SHORT TERM INVESTMENTS - 0.3%	Shares		Value
Money Market Funds – 0.3%
First American Government Obligations Fund - Class X, 4.22%(c)	661,338		661,338
TOTAL MONEY MARKET FUNDS (Cost $661,338)			661,338

TOTAL INVESTMENTS - 117.0% (Cost $204,334,975)			233,564,005
Liabilities in Excess of Other Assets - (17.0)%			(33,911,156)
TOTAL NET ASSETS - 100.0%			$199,652,849
two		–%
Percentages are stated as a percent of net assets.		–%

PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	All or a portion of security has been pledged as collateral for securities sold short. The fair value of assets committed as collateral as of August 31, 2025 is $219,116,971.
(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized yield as of August 31, 2025.

Convergence Long/Short Equity ETF
Schedule of Securities Sold Short
August 31, 2025 (Unaudited)

COMMON STOCKS - (53.4)%	Shares	Value
Accommodation - (0.1)%
Las Vegas Sands Corp.	(3,558)	$(205,048)

Administrative and Support Services - (2.6)%
Amentum Holdings, Inc.	(10,207)	(254,665)
Carlyle Group, Inc.	(12,608)	(813,972)
CBIZ, Inc.	(3,853)	(248,673)
Fair Isaac Corp.	(810)	(1,232,528)
Live Nation Entertainment, Inc.	(1,798)	(299,349)
PayPal Holdings, Inc.	(10,777)	(756,438)
ROBLOX Corp. - Class A	(7,779)	(969,185)
RXO, Inc.	(22,545)	(368,160)
Six Flags Entertainment Corp.	(8,056)	(182,791)
		(5,125,761)

Ambulatory Health Care Services - (0.5)%
Guardant Health, Inc.	(10,685)	(720,383)
RadNet, Inc.	(3,291)	(236,162)
		(956,545)

Apparel Manufacturing - (0.2)%
VF Corp.	(19,712)	(298,243)

Beverage and Tobacco Product Manufacturing - (0.6)%
Brown-Forman Corp. - Class B	(21,309)	(637,991)
Primo Brands Corp.	(24,298)	(610,123)
		(1,248,114)

Broadcasting and Content Providers - (1.3)%
Charter Communications, Inc. - Class A	(2,991)	(794,350)
Liberty Media Corp.-Liberty Formula One - Class C	(10,122)	(1,011,188)
Nexstar Media Group, Inc.	(3,868)	(791,122)
		(2,596,660)

Chemical Manufacturing - (2.4)%
Avidity Biosciences, Inc.	(13,590)	(633,022)
Church & Dwight Co., Inc.	(5,478)	(510,330)
Crinetics Pharmaceuticals, Inc.	(9,948)	(308,289)
Denali Therapeutics, Inc.	(13,780)	(210,421)
Estee Lauder Cos., Inc. - Class A	(6,943)	(636,881)
Insmed, Inc.	(5,173)	(704,045)
Moderna, Inc.	(49,100)	(1,182,819)
Scholar Rock Holding Corp.	(10,415)	(340,050)
Westlake Corp.	(3,436)	(301,750)
		(4,827,607)

Clothing, Clothing Accessories, Shoe, and Jewelry Retailers - (0.2)%
Lululemon Athletica, Inc.	(2,062)	(416,936)

Computer and Electronic Product Manufacturing - (8.0)%
Dell Technologies, Inc. - Class C	(4,149)	(506,800)
Fortive Corp.	(10,598)	(507,220)
Lattice Semiconductor Corp.	(31,963)	(2,121,704)
Microchip Technology, Inc.	(38,638)	(2,511,470)
Motorola Solutions, Inc.	(1,551)	(732,785)
NXP Semiconductors NV	(4,843)	(1,137,379)
ON Semiconductor Corp.	(48,011)	(2,380,866)
OSI Systems, Inc.	(2,293)	(527,505)
Otis Worldwide Corp.	(4,897)	(423,003)
Skyworks Solutions, Inc.	(27,092)	(2,030,274)
Super Micro Computer, Inc.	(23,439)	(973,656)
Universal Display Corp.	(6,540)	(906,379)
Zebra Technologies Corp. - Class A	(3,676)	(1,165,623)
		(15,924,664)

Computing Infrastructure Providers, Data Processing, Web Hosting, and Related Services - (0.1)%
Riot Platforms, Inc.	(15,976)	(219,830)

Construction of Buildings - (0.3)%
Stellantis NV	(65,331)	(629,138)

Credit Intermediation and Related Activities - (2.8)%
American Express Co.	(2,470)	(818,262)
Eastern Bankshares, Inc.	(28,464)	(487,019)
First Financial Bankshares, Inc.	(9,965)	(370,399)
Flagstar Financial, Inc.	(32,270)	(413,701)
KeyCorp	(24,073)	(466,053)
Prosperity Bancshares, Inc.	(4,561)	(315,302)
SouthState Corp.	(4,540)	(463,352)
State Street Corp.	(7,670)	(881,820)
UMB Financial Corp.	(2,979)	(363,140)
WesBanco, Inc.	(15,071)	(494,329)
Western Alliance Bancorp	(5,385)	(482,227)
		(5,555,604)

Electrical Equipment, Appliance, and Component Manufacturing - (0.5)%
Novanta, Inc.	(9,311)	(1,083,893)

Fabricated Metal Product Manufacturing - (0.3)%
Crane NXT Co.	(8,752)	(522,757)

Food Manufacturing - (0.5)%
Freshpet, Inc.	(8,871)	(495,179)
McCormick & Co., Inc.	(7,690)	(541,146)
		(1,036,325)

Food Services and Drinking Places - (1.1)%
Cava Group, Inc.	(4,272)	(288,574)
Chipotle Mexican Grill, Inc.	(10,818)	(455,870)
Starbucks Corp.	(10,703)	(943,897)
Wingstop, Inc.	(1,481)	(485,946)
		(2,174,287)

Furniture, Home Furnishings, Electronics, and Appliance Retailers - (1.3)%
Floor & Decor Holdings, Inc. - Class A	(14,126)	(1,157,202)
GameStop Corp. - Class A	(44,338)	(993,615)
RH	(2,384)	(537,997)
		(2,688,814)

General Merchandise Retailers - (1.1)%
Burlington Stores, Inc.	(3,096)	(899,945)
Costco Wholesale Corp.	(1,011)	(953,697)
Dollar Tree, Inc.	(2,607)	(284,606)
		(2,138,248)

Heavy and Civil Engineering Construction - (0.4)%
Fluor Corp.	(10,185)	(417,789)
Howard Hughes Holdings, Inc.	(1,451)	(110,668)
KBR, Inc.	(5,033)	(253,965)
		(782,422)

Hospitals - (0.3)%
Nuvalent, Inc. - Class A	(7,930)	(607,279)

Insurance Carriers and Related Activities - (1.3)%
Arthur J Gallagher & Co.	(1,255)	(379,951)
Berkshire Hathaway, Inc. - Class B	(1,898)	(954,656)
Kinsale Capital Group, Inc.	(886)	(405,301)
Lincoln National Corp.	(3,849)	(165,238)
Prudential Financial, Inc.	(3,200)	(350,912)
Ryan Specialty Holdings, Inc.	(3,644)	(205,995)
Voya Financial, Inc.	(2,260)	(169,703)
		(2,631,756)

Lessors of Nonfinancial Intangible Assets (except Copyrighted Works) - (0.5)%
MARA Holdings, Inc.	(64,130)	(1,024,797)

Machinery Manufacturing - (2.9)%
AAON, Inc.	(5,771)	(478,704)
Applied Materials, Inc.	(11,825)	(1,900,987)
Deere & Co.	(1,435)	(686,848)
Glaukos Corp.	(7,032)	(673,806)
IDEX Corp.	(2,169)	(356,801)
Ingersoll Rand, Inc.	(5,271)	(418,676)
Nordson Corp.	(2,027)	(456,257)
PAR Technology Corp.	(17,159)	(878,198)
		(5,850,277)

Management of Companies and Enterprises - (1.7)%
Aon PLC - Class A	(1,045)	(383,515)
Globant SA	(14,078)	(946,886)
On Holding AG - Class A	(8,411)	(379,168)
Rivian Automotive, Inc. - Class A	(51,132)	(693,861)
ServisFirst Bancshares, Inc.	(4,202)	(370,407)
U-Haul Holding Co.	(6,522)	(340,709)
White Mountains Insurance Group Ltd.	(203)	(371,527)
		(3,486,073)

Merchant Wholesalers, Durable Goods - (1.5)%
Genuine Parts Co.	(5,328)	(742,350)
Pool Corp.	(3,453)	(1,072,882)
Samsara, Inc. - Class A	(20,560)	(743,038)
Watsco, Inc.	(1,092)	(439,399)
		(2,997,669)

Merchant Wholesalers, Nondurable Goods - (0.3)%
Chefs' Warehouse, Inc.	(9,764)	(616,499)

Mining (except Oil and Gas) - (0.1)%
Warrior Met Coal, Inc.	(4,046)	(247,372)

Miscellaneous Manufacturing - (1.6)%
3M Co.	(4,246)	(660,380)
Baxter International, Inc.	(24,544)	(605,991)
Becton Dickinson & Co.	(1,407)	(271,523)
Dexcom, Inc.	(5,257)	(396,062)
Globus Medical, Inc. - Class A	(11,146)	(682,916)
Intuitive Surgical, Inc.	(894)	(423,126)
PROCEPT BioRobotics Corp.	(5,960)	(239,413)
		(3,279,411)

Oil and Gas Extraction - (1.3)%
California Resources Corp.	(9,280)	(461,030)
Diamondback Energy, Inc.	(3,175)	(472,313)
Dominion Energy, Inc.	(12,431)	(744,617)
Expand Energy Corp.	(5,286)	(511,579)
Viper Energy, Inc. - Class A	(12,317)	(490,771)
		(2,680,310)

Paper Manufacturing - (0.2)%
Packaging Corp. of America	(2,184)	(476,025)

Performing Arts, Spectator Sports, and Related Industries - (0.5)%
Madison Square Garden Sports Corp.	(5,094)	(1,007,797)

Petroleum and Coal Products Manufacturing - (0.2)%
Carlisle Cos., Inc.	(991)	(382,417)

Plastics and Rubber Products Manufacturing - (0.2)%
AptarGroup, Inc.	(2,577)	(358,899)

Primary Metal Manufacturing - (0.2)%
Carpenter Technology Corp.	(1,642)	(395,525)

Professional, Scientific, and Technical Services - (4.6)%
Compass, Inc. - Class A	(15,948)	(144,808)
Cytokinetics, Inc.	(12,640)	(446,571)
First Advantage Corp.	(12,178)	(199,232)
Omnicom Group, Inc.	(13,487)	(1,056,437)
Parsons Corp.	(3,380)	(270,738)
QXO, Inc.	(21,594)	(434,687)
Revolution Medicines, Inc.	(21,316)	(809,369)
Seagate Technology Holdings PLC	(8,447)	(1,414,028)
Snap, Inc. - Class A	(139,917)	(999,007)
Take-Two Interactive Software, Inc.	(3,338)	(778,655)
Tetra Tech, Inc.	(8,723)	(317,692)
Trade Desk, Inc. - Class A	(16,970)	(927,580)
Vaxcyte, Inc.	(13,079)	(402,702)
Workday, Inc. - Class A	(4,366)	(1,007,760)
		(9,209,266)

Publishing Industries - (4.0)%
Braze, Inc. - Class A	(40,956)	(1,134,481)
Clearwater Analytics Holdings, Inc. - Class A	(36,304)	(750,404)
Confluent, Inc. - Class A	(60,902)	(1,209,514)
Gitlab, Inc. - Class A	(25,069)	(1,203,813)
News Corp. - Class A	(28,972)	(852,067)
Strategy, Inc. - Class A	(3,074)	(1,027,976)
Synopsys, Inc.	(1,770)	(1,068,230)
UiPath, Inc. - Class A	(60,806)	(676,163)
		(7,922,648)

Rental and Leasing Services - (0.2)%
WillScot Holdings Corp.	(17,227)	(417,582)

Repair and Maintenance - (0.5)%
Valvoline, Inc.	(23,214)	(900,239)

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - (3.0)%
Apollo Global Management, Inc.	(6,038)	(822,557)
Aurora Innovation, Inc.	(185,598)	(1,044,917)
Blue Owl Capital, Inc. - Class A	(45,645)	(845,345)
Grab Holdings Ltd. - Class A	(41,235)	(205,762)
Jefferies Financial Group, Inc.	(12,309)	(798,239)
KKR & Co., Inc.	(7,404)	(1,032,784)
Roivant Sciences Ltd.	(35,242)	(420,437)
StepStone Group, Inc. - Class A	(13,498)	(837,686)
		(6,007,727)

Support Activities for Mining - (0.6)%
Noble Corp. PLC	(16,678)	(480,660)
Royal Gold, Inc.	(1,691)	(303,670)
Valaris Ltd.	(9,107)	(452,344)
		(1,236,674)

Telecommunications - (0.5)%
AST SpaceMobile, Inc.	(9,326)	(456,415)
Telephone and Data Systems, Inc.	(12,191)	(488,737)
		(945,152)

Transportation Equipment Manufacturing - (1.2)%
Loar Holdings, Inc.	(4,378)	(309,349)
Lockheed Martin Corp.	(1,109)	(505,294)
PACCAR, Inc.	(7,560)	(755,849)
Tesla, Inc.	(2,411)	(804,961)
		(2,375,453)

Truck Transportation - (0.3)%
Saia, Inc.	(1,738)	(515,247)

Utilities - (1.2)%
American Water Works Co., Inc.	(2,493)	(357,771)
New Jersey Resources Corp.	(4,608)	(217,912)
Pinnacle West Capital Corp.	(3,195)	(285,505)
Sempra	(8,530)	(704,237)
Texas Pacific Land Corp.	(547)	(510,614)
Xcel Energy, Inc.	(3,583)	(259,373)
		(2,335,412)

Wood Product Manufacturing - (0.2)%
Louisiana-Pacific Corp.	(3,681)	(350,100)
TOTAL COMMON STOCKS (Proceeds $111,194,843)		(106,688,502)

REAL ESTATE INVESTMENT TRUSTS - COMMON - (1.2)%	Shares	Value
Real Estate - (0.8)%
Alexandria Real Estate Equities, Inc.	(3,141)	(258,944)
BXP, Inc.	(3,555)	(257,773)
Crown Castle, Inc.	(3,029)	(300,295)
Healthcare Realty Trust, Inc.	(11,562)	(200,948)
Macerich Co.	(11,778)	(216,715)
Sun Communities, Inc.	(3,460)	(438,970)
		(1,673,645)

Warehousing and Storage - (0.2)%
Extra Space Storage, Inc.	(2,564)	(368,139)

Wood Product Manufacturing - (0.2)%
Weyerhaeuser Co.	(12,633)	(326,816)
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Proceeds $2,384,421)		(2,368,600)

EXCHANGE TRADED FUNDS - (0.0)%(a)	Shares	Value
Funds, Trusts, and Other Financial Vehicles - (0.0)%(a)
Invesco QQQ Trust Series 1	(1)	(570)
iShares Core S&P 500 ETF	(2)	(1,297)
Total Funds, Trusts, and Other Financial Vehicles		(1,867)
TOTAL EXCHANGE TRADED FUNDS (Proceeds $1,826)		(1,867)

TOTAL SECURITIES SOLD SHORT - (54.6)% (Proceeds $113,581,090)		$(109,058,969)

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of August 31, 2025 (Unaudited)

Investment Valuation

Each equity security owned by the Fund that is listed on a securities exchange, except for securities listed on the NASDAQ Stock Market LLC (“NASDAQ”), is valued at its last sale price at the close of that exchange on the date as of which assets are valued. If a security is listed on more than one exchange, the Fund will use the price on the exchange that the Fund generally considers to be the principal exchange on which the security is traded.

Fund securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at (i) the mean between the most recent quoted bid and asked prices at the close of the exchange on such day or (ii) the latest sales price on the Composite Market for the day such security is being valued. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and over-the counter markets as published by a pricing service.

If market quotations are not readily available, any security or other asset will be valued at its fair value in accordance with Rule 2a-5 of the 1940 Act as determined under the Adviser's fair value procedures, subject to oversight by the Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair market value. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced. The Adviser will regularly evaluate whether the Fund’s fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through their application of such procedures.

In the case of foreign securities, the occurrence of certain events after the close of foreign markets, but prior to the time the Fund’s net asset value (“NAV”) is calculated (such as a significant surge or decline in the U.S. or other markets) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. If such events occur, the Fund will value foreign securities at fair value, taking into account such events, in calculating the NAV. In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating the Fund's NAV in advance of the time the NAV is calculated.

Redeemable securities issued by open-end, registered investment companies, including money market mutual funds, are valued at the NAVs of such companies for purchase and/or redemption orders placed on that day. If, on a particular day, a share of an investment company is not listed on NASDAQ, such security’s fair value will be determined. Money market mutual funds are valued at cost. If cost does not represent current market value the securities will be priced at fair value.

The Trust has adopted Statement of Financial Accounting Standards, “Fair Value Measurements and Disclosures,” which requires the Fund to classify its securities based on a valuation method. These inputs are summarized in the three broad levels listed below:

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including a Fund's own assumptions in determining the fair value of investments).

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of August 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$227,229,267	$–	$–	$227,229,267
Real Estate Investment Trusts - Common	5,673,400	–	–	5,673,400
Short-Term Investments	661,338	–	–	661,338
Total Investments	$233,564,005	$–	$–	$233,564,005

Liabilities:
Investments:
Common Stocks	$(106,688,502)	$–	$–	$(106,688,502)
Real Estate Investment Trusts - Common	(2,368,600)	–	–	(2,368,600)
Exchange Traded Funds	(1,867)	–	–	(1,867)
Total Investments	$(109,058,969)	$–	$–	$(109,058,969)

Refer to the Schedule of Investments for further disaggregation of investment categories.